Allowance for Loan Losses - Private Education Loan Portfolio Stratified by Key Credit Quality Indicators (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Private Education Loans - TDR [Member] | Original Winning FICO Scores [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 10,536	$ 10,805
Total Private Education Loans Credit Quality Indicators, Percent	100.00%	100.00%
Private Education Loans - TDR [Member] | Original Winning FICO Scores [Member] | FICO 640 and Above [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 9,647	$ 9,863
Total Private Education Loans Credit Quality Indicators, Percent	92.00%	91.00%
Private Education Loans - TDR [Member] | Original Winning FICO Scores [Member] | FICO Below 640 [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 889	$ 942
Total Private Education Loans Credit Quality Indicators, Percent	8.00%	9.00%
Private Education Loans - TDR [Member] | School Type [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 10,536	$ 10,805
Total Private Education Loans Credit Quality Indicators, Percent	100.00%	100.00%
Private Education Loans - TDR [Member] | School Type [Member] | Not For Profit [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 8,247	$ 8,346
Total Private Education Loans Credit Quality Indicators, Percent	78.00%	77.00%
Private Education Loans - TDR [Member] | School Type [Member] | For Profit [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 2,289	$ 2,459
Total Private Education Loans Credit Quality Indicators, Percent	22.00%	23.00%
Private Education Loans - TDR [Member] | Cosigners [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 10,536	$ 10,805
Total Private Education Loans Credit Quality Indicators, Percent	100.00%	100.00%
Private Education Loans - TDR [Member] | Cosigners [Member] | With Consigner [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 6,441	$ 6,486
Total Private Education Loans Credit Quality Indicators, Percent	61.00%	60.00%
Private Education Loans - TDR [Member] | Cosigners [Member] | Without Consigner [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 4,095	$ 4,319
Total Private Education Loans Credit Quality Indicators, Percent	39.00%	40.00%
Private Education Loans - TDR [Member] | Seasoning [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 10,536	$ 10,805
Total Private Education Loans Credit Quality Indicators, Percent	100.00%	100.00%
Private Education Loans - TDR [Member] | Seasoning [Member] | 1-12 Payments [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 506	$ 754
Total Private Education Loans Credit Quality Indicators, Percent	5.00%	7.00%
Private Education Loans - TDR [Member] | Seasoning [Member] | 13-24 Payments [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 644	$ 927
Total Private Education Loans Credit Quality Indicators, Percent	6.00%	9.00%
Private Education Loans - TDR [Member] | Seasoning [Member] | 25-36 Payments [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 947	$ 1,289
Total Private Education Loans Credit Quality Indicators, Percent	9.00%	12.00%
Private Education Loans - TDR [Member] | Seasoning [Member] | 37-48 Payments [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 1,271	$ 1,620
Total Private Education Loans Credit Quality Indicators, Percent	12.00%	15.00%
Private Education Loans - TDR [Member] | Seasoning [Member] | More than 48 Payments [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 6,691	$ 5,636
Total Private Education Loans Credit Quality Indicators, Percent	63.00%	52.00%
Private Education Loans - TDR [Member] | Seasoning [Member] | Not Yet in Repayment [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 477	$ 579
Total Private Education Loans Credit Quality Indicators, Percent	5.00%	5.00%
Private Education Loans - Non-TDR [Member] | Original Winning FICO Scores [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 14,344	$ 13,528
Total Private Education Loans Credit Quality Indicators, Percent	100.00%	100.00%
Private Education Loans - Non-TDR [Member] | Original Winning FICO Scores [Member] | FICO 640 and Above [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 13,752	$ 13,120
Total Private Education Loans Credit Quality Indicators, Percent	96.00%	97.00%
Private Education Loans - Non-TDR [Member] | Original Winning FICO Scores [Member] | FICO Below 640 [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 592	$ 408
Total Private Education Loans Credit Quality Indicators, Percent	4.00%	3.00%
Private Education Loans - Non-TDR [Member] | School Type [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 14,344	$ 13,528
Total Private Education Loans Credit Quality Indicators, Percent	100.00%	100.00%
Private Education Loans - Non-TDR [Member] | School Type [Member] | Not For Profit [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 12,431	$ 11,338
Total Private Education Loans Credit Quality Indicators, Percent	87.00%	84.00%
Private Education Loans - Non-TDR [Member] | School Type [Member] | For Profit [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 1,913	$ 2,190
Total Private Education Loans Credit Quality Indicators, Percent	13.00%	16.00%
Private Education Loans - Non-TDR [Member] | Cosigners [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 14,344	$ 13,528
Total Private Education Loans Credit Quality Indicators, Percent	100.00%	100.00%
Private Education Loans - Non-TDR [Member] | Cosigners [Member] | With Consigner [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 9,193	$ 9,124
Total Private Education Loans Credit Quality Indicators, Percent	64.00%	67.00%
Private Education Loans - Non-TDR [Member] | Cosigners [Member] | Without Consigner [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 5,151	$ 4,404
Total Private Education Loans Credit Quality Indicators, Percent	36.00%	33.00%
Private Education Loans - Non-TDR [Member] | Seasoning [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 14,344	$ 13,528
Total Private Education Loans Credit Quality Indicators, Percent	100.00%	100.00%
Private Education Loans - Non-TDR [Member] | Seasoning [Member] | 1-12 Payments [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 1,424	$ 586
Total Private Education Loans Credit Quality Indicators, Percent	10.00%	4.00%
Private Education Loans - Non-TDR [Member] | Seasoning [Member] | 13-24 Payments [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 437	$ 344
Total Private Education Loans Credit Quality Indicators, Percent	3.00%	3.00%
Private Education Loans - Non-TDR [Member] | Seasoning [Member] | 25-36 Payments [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 466	$ 619
Total Private Education Loans Credit Quality Indicators, Percent	3.00%	5.00%
Private Education Loans - Non-TDR [Member] | Seasoning [Member] | 37-48 Payments [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 867	$ 1,103
Total Private Education Loans Credit Quality Indicators, Percent	6.00%	8.00%
Private Education Loans - Non-TDR [Member] | Seasoning [Member] | More than 48 Payments [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 10,566	$ 10,062
Total Private Education Loans Credit Quality Indicators, Percent	74.00%	74.00%
Private Education Loans - Non-TDR [Member] | Seasoning [Member] | Not Yet in Repayment [Member]
Accounts Notes And Loans Receivable [Line Items]
Total Private Education Loans Credit Quality Indicators	$ 584	$ 814
Total Private Education Loans Credit Quality Indicators, Percent	4.00%	6.00%